Preference shares, convertible loan and warrants	12 Months Ended
Dec. 31, 2018
Preference shares, convertible loan and warrants [Abstract]
Preference shares, convertible loan and warrants
15	Preference shares, convertible loan and warrants

a)	Preference shares

Series A convertible preference shares

On 5 February 2010, Reebonz Limited issued in aggregate 3,000,000 Series A convertible Preference Shares (“Series A Preference Shares”) for total gross proceeds of US$2,181,000.

Series B convertible preference shares

On 8 December 2010, Reebonz Limited issued in aggregate 3,868,418 Series B convertible preference shares (“Series B Preference Shares”) for gross proceeds of US$8,906,000.

Series C convertible preference shares

On 21 December 2011, Reebonz Limited issued 525,231 Series C convertible preference shares (“Series C Preference Shares”) to the Convertible Loan Holders upon the conversion of the Convertible Loan with total deemed proceeds of US$2,058,000.

On 21 December 2011 and 6 January 2012, Reebonz Limited issued in aggregate 5,970,565 Series C Preference Shares to the Series A and Series B Preference Shares investors and a new third party investor for gross proceeds of US$23,389,000.

On 7 November 2014, Reebonz Limited issued 63,139 Series C Preference Shares upon the exercise of detachable warrants for deemed proceeds comprised of the fair value of the warrants at the date of exercise and the related exercise price totaling US$247,000.

Series D convertible preference shares

On 30 April 2013, Reebonz Limited issued in aggregate 6,732,935 Series D convertible preference shares (“Series D Preference Shares”) to the Series A, Series B and Series C Preference Shares investors and a group of new third party investors for gross proceeds of US$36,353,000.

Certain of the holders of the Preference Shares are affiliates of the Singapore Government.

The key features of the Series A, Series B, Series C and Series D Preference Shares were as follows:

Voting

The holder of each class of Series A, Series B, Series C and Series D Preference Shares of Reebonz Limited were entitled to the number of votes into which such Series A, Series B, Series C and Series D Preference Share could be converted into ordinary shares. In addition, prior to the closing of a qualified initial public offering (Qualified “IPO”) as defined in the Preference Share agreements, certain decisions require the approval of the majority of the holders of the Series A and Series B Preference Shares and the holders of at least 75% of the Series C and Series D Preference Shares voting as a separate class.

Dividends

The holders of the Preference Shares of Reebonz Limited shall be entitled to receive dividends at an annual rate of 8%, when as and if declared by the Board of Directors of Reebonz Limited on a non-cumulative basis. The holders of the Preference Shares are also entitled to participate pro rata on an if-converted basis together with the holders of ordinary shares.

Liquidation

In the event of any liquidation, dissolution or winding up of Reebonz Limited, either voluntary or involuntary or the occurrence of a Deemed Liquidation Event defined as (a) a sale, lease, transfer, exclusive license or disposition of Reebonz Limited or its subsidiaries of all or substantially all of the assets of Reebonz Limited and its subsidiaries taken as a whole, or the sale or dispositions through merger, amalgamation, restructuring, reconstruction, consolidation or other reorganization of its subsidiaries which hold substantially all of the assets of Reebonz Limited and its subsidiaries taken as whole; (b) an acquisition through merger, amalgamation, restructuring, reconstruction, consolidation or other reorganization such that Reebonz Limited is the constituent party and the existing shareholders cease to retain a majority of the voting power in the surviving corporation; and (c) a sale of 50% or more of the voting rights in the capital of Reebonz Limited, the holders of the Preference Shares shall be entitled to receive a liquidation preference amount of 200% of the original issuance price according to the seniority of the Preference Shares, prior to any distribution to the holders of the ordinary shares.

Series D Preference Shares has the highest seniority, followed by Series C Preference Shares, Series B Preference Shares and Series A Preference Shares. After full payment of the liquidation preference amounts to the holders of the Preference Shares, the remaining assets would be distributed pro rata to all holders of the ordinary shares on an as-converted basis assuming that all Preference Shares had been converted to ordinary shares.

Conversion

Each class of the Series A and Series B Preference Shares of Reebonz Limited will be converted into ordinary shares at an agreed conversion rate, either at the closing of an initial public offering or at the consent of the majority of the Series B Preference Shares investors. Each class of Series C and Series D Preference Shares of Reebonz Limited will be automatically converted into ordinary shares at an agreed conversion rate upon the closing of a Qualified IPO. Qualified IPO is defined as an initial public offering on a recognized stock exchange. A Qualified IPO is further defined in Series C and D as means (i) the listing of all Ordinary Shares of Reebonz Limited on the Recognized Stock Exchange at a listing price of at least US$11.00 per Ordinary Share (as adjusted for stock splits, stock dividends, and like events), or (ii) a firmly underwritten public offering of Ordinary Shares of Reebonz Limited registered on Form F-1 under the U.S. Securities Act of 1933, managed by a lead underwriter of international standing reasonably acceptable to holders of 51% of the then outstanding Shares (including Preferred Shares on an as-if converted basis), voting as a class, at an offering price to the public of at least US$11.00 per Ordinary Share (as adjusted for stock splits, stock dividends, and like events) and which results in aggregate proceeds to Reebonz Limited (net of underwriters discounts and commissions) of at least US$58,165,000.

The agreed conversion rate for the Preference Shares shall be determined by dividing the total aggregate proceeds for each of the Preference Shares by its conversion price. The initial conversion price and conversion ratio for each series of the Preference Shares shall be their respective original issuance price and one–for–one, respectively.

The above conversion prices are subject to adjustments in the event that Reebonz Limited issues additional ordinary shares or additional deemed ordinary shares through options (share options as disclosed in Note 29 are permitted issuances) or convertible instruments for a consideration per share received by Reebonz Limited less than the conversion prices of the Series A, Series B, Series C or Series D Preference Shares in effect on the date of and immediately prior to such issue. In such event, the Series A, Series B, Series C or Series D conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events. Individual preference shareholders may, subject to agreement by ordinary shareholders and other relevant preference shareholders, obtain alternative exit strategies in the event that a Qualified IPO does not take place.

Redemption

The holders of the Series C and Series D Preference Shares have the option to demand redemption upon the commencement of an investigation (i) of a corruption or bribery event by any regulatory, governmental body or agency into any entity within the group or the founder; or (ii) into any representation, warranty, covenant, undertaking or other term relating to compliance with the Foreign Corrupt Practices Act of 1977 or the UK Bribery Act given by or in respect of any entity within the group or the founder at a redemption price of 200% of the original issuance price plus all declared but unpaid dividends, proportionally adjusted for any recapitalizations, share combinations, share dividends, share splits.

Registration rights

The Series A, Series B, Series C and Series D Preference Shares contain registration rights which: (1) allow the holders to demand Reebonz Limited to file a registration statement covering the offer and sale of Series A, Series B, Series C and Series D Preference Shares after a Qualified IPO; (2) require Reebonz Limited to offer Preference Shares holders an opportunity to include in a registration if Reebonz Limited proposes to file a registration statement for a public offering of other securities; (3) allow the Preference Shares holders to request Reebonz Limited to file a registration statement on Form F-2/F-3 when Reebonz Limited is eligible to use Form F-2/F-3. Reebonz Limited is required to use its best effort to effect the registration if requested by the Preference Shares holders, but there is no requirement to pay cash damages in the event that Company fails to register its shares.

Accounting for Series A, B, C and D Preference Shares

The conversion features for the Preference Shares may be subject to adjustments in certain circumstances such that they will not be settled by an exchange of a fixed number of the Preference Shares for a fixed number of Reebonz Limited’s Ordinary Shares. As a result, they are financial liabilities. On initial recognition, Reebonz Limited designated the Series A, B, C and Series D Preference Shares in their entirety as financial liabilities at fair value through profit or loss.

Conversion on 19 December 2018 of Series A, B, C and D convertible preference shares to ordinary shares

On 19 December 2018, Reebonz Limited’s Series A, B, C and D Preference Shareholders agreed to swap their Series A, B, C and D Preference Shares into Preference Shares of the Company on a 1:1 basis which in turn, was immediately converted into ordinary shares of the Company at an agreed conversion rate of 0.56 ordinary shares for every Preference Share held. Refer to Note 38 for further details.

Reconciliation of fair value measurement of Series A, B, C and Series D Preference Shares:

	Series A Preference Shares	Series B Preference Shares	Series C Preference Shares	Series D Preference Shares	Total
	US$’000	US$’000	US$’000	US$’000	US$’000

At 1 January 2016	24,129	31,773	57,724	67,244	180,870
Change in fair value	(10,056)	(11,723)	(17,973)	(19,481)	(59,233)
Translation difference	293	351	564	623	1,831

At 31 December 2016	14,366	20,401	40,315	48,386	123,468
Change in fair value	(7,668)	(11,792)	(25,756)	(24,847)	(70,063)
Translation difference	415	564	1,049	1,421	3,449
At 31 December 2017	7,113	9,173	15,608	24,960	56,854
Change in fair value of convertible preference shares	1,659	2,140	3,574	(5,305)	2,068
Preference shares converted into ordinary shares on 19 December 2018	(8,618)	(11,113)	(18,842)	(19,341)	(57,914)
Translation difference	(154)	(200)	(340)	(314)	(1,008)
At 31 December 2018	–	–	–	–	–

b)	Convertible loan

(i)	2011 Convertible loan

On 9 November 2011, Reebonz Limited issued a convertible interest-bearing shareholder bridging loan (“Shareholders’ Loan”) and detachable warrants (“Series C Warrants”) (Note 15(c)(i)) to certain Series B Preference Shares investors for total gross cash proceeds of US$2,181,000. The principal sum of the Shareholders’ Loan bears interest at the rate of 5% per annum and is repayable upon the occurrence of certain defined events. The Shareholders’ Loan will be automatically converted into Series C Preference Shares should Reebonz Limited issue Series C Preference Shares within 12 months at the then subscription price of the Series C Preference Shares. Otherwise, the Shareholders’ Loan is automatically converted into Series B Preference Shares at the subscription price equivalent to that of the Series B Preference Shares previously issued.

The Shareholders’ Loan is a financial liability and has conversion features that are embedded derivatives. On initial recognition, Reebonz Limited designated the Shareholders’ Loan in its entirety as financial liabilities at fair value through profit or loss with an initial carrying value of total consideration less the estimated fair value of the detachable Series C Warrants.

On 21 December 2011, Reebonz Limited issued Series C Preference Shares (Note 15(a)). Accordingly, the Shareholders’ Loan was converted to Series C Preference Shares.

(ii)	2018 Convertible loan

On 18 September 2018, Reebonz Limited issued a convertible interest-bearing shareholder bridging loan (“Shareholders’ Loan”) and detachable warrants (“2018 Warrant B”) (Note 15 (c) (iv)) to a certain shareholder for total gross cash proceeds of US$1,500,000. The principal sum of the shareholder’s loan bears interest at the rate of 8% per annum and is repayable upon the occurrence of certain defined events. The shareholder’s loan was automatically converted into 178,726 ordinary shares of Reebonz Limited on 19 December 2018.

c)	Issuance of warrants

i.	2015 Warrants

In October 2015, Reebonz Limited issued 130,255 warrants (“2015 Warrants”) to a bank to secure a term loan facility of US$2,908,000 for working capital purpose. This entitles the bank to subscribe for ordinary shares of Reebonz Limited at an exercise price of US$8.37. The warrants shall lapse and expire after four years from their issuance date. If a Qualified IPO does not occur on or before 31 December 2017, the Group shall pay US$363,000 to the bank within 30 days upon the expiration of the warrants (“Contingent Settlement”).

As the 2015 Warrants were granted to the bank to secure the venture debt term loan facility (Note 20), its fair value on the issuance date is deferred and presented as a deduction of the carrying value of the term loan. The deferred borrowing cost was recognized over the life of the term loan as finance costs, using the EIR method. As the Contingent Settlement is not within the control of Reebonz Limited, it is recognized as a financial liability, at the present value of the repayment amount. As both the exercise price and number of shares from which the 2015 Warrants are converted into are fixed, the 2015 Warrants are accounted for as equity instruments, at a carrying value equivalent to the residual fair value of the 2015 Warrants less the present value of the Contingent Settlement on the issuance date.

On 5 September 2018, Reebonz Limited repaid US$363,000 to the bank upon the expiration of the warrants.

ii.	2016 Warrants

On 10 May 2016, Reebonz Limited issued two warrants (“2016 Warrants”) to a financial institution and its associated company upon drawn down of an unsecured term loan facility for working capital purpose (Note 20). This entitles the financial institution and its associated company to subscribe for ordinary shares of Reebonz Limited at an exercise price of US$7.02 for each ordinary share, where the number of ordinary shares is computed in accordance to a specified formula in the agreement. The warrants shall lapse and expire after three years from their issuance date. The warrants shall void if they were not being exercised within 15 days after the receipt of a Liquidity Event (as defined in Note 20) notice. The warrants are not transferrable, assigned, pledged or otherwise disposed of, without the consent from Reebonz Limited.

As the 2016 Warrants were granted to the bank to secure the unsecured term loan facility, its fair value on the issuance date is deferred and presented as a deduction of the carrying value of the term loan. The deferred borrowing cost was recognized over the life of the term loan as finance costs, using the EIR method. As the exercise price and maximum number of ordinary shares from which the 2016 Warrants are converted into are pre-determined based on a fixed percentage of the loan amount for each drawdown, the 2016 Warrants are accounted for as equity instruments.

These warrants were not exercised at 31 December 2018.

iii.	2018 Warrants A

On 1 July 2018, Reebonz Limited issued 88,945 warrants to a financial institution to secure a trade facility of US$3,635,000 for working capital purposes (Note 20). This entitles the financial institution to subscribe for ordinary shares of Reebonz Limited at an exercise price of US$8.22. The warrants shall lapse and expire after five years from their issuance date.

As the 2018 Warrants A were granted to the bank to secure the unsecured term loan facility, its fair value on the issuance date is deferred and presented as a deduction of the carrying value of the term loan. The deferred borrowing cost was recognized over the life of the term loan as finance costs, using the EIR method. As the exercise price and maximum number of ordinary shares from which the 2018 Warrants A are converted into are pre-determined based on a fixed percentage of the loan amount, the 2018 Warrants A are accounted for as equity instruments.

The fair value at inception amounting to US$77,000 was recognized in the statements of other comprehensive income.

iv.	2018 Warrants B

Convertible loan

On 18 September 2018, the Company entered into a convertible loan agreement of US$1,500,000 for working capital purposes with a maturity date of 6 months and interest of 8% per annum. Based on the loan agreements as at 18 September 2018, there was no specific terms of conversion that was agreed. The loan, on or before the maturity date, may convert into ordinary shares of the Company based on the same terms and conditions of the business combination with DOTA or based on terms and conditions yet to be determinable under a separate listing exercise. In the event the loan is not converted into ordinary shares of the Company, the loan shall be repaid by the Company in full to the Lender on maturity date.

Subsequently, on 19 December 2018, a director’s resolution was passed to enter into an amendment deed to the loan agreement. It was extinguished by shares amounting to US$916,000 and Warrants B below. The Warrants B allows the holder to subscribe for the ordinary shares of the Company at an exercise price of US$11.50. The warrants shall lapse and expire after five years from the closing of the business combination.

As the 2018 Warrants B were granted to a third party to secure the convertible loan, its fair value on the issuance date is deferred and presented as a deduction of the carrying value of the term loan. The deferred borrowing cost was recognized over the life of the term loan as finance costs, using the EIR method. As the exercise price and maximum number of ordinary shares from which the 2018 Warrants B are converted into are pre-determined based on a fixed percentage of the loan amount the 2018 Warrants B are accounted for as equity instruments.

The fair value at inception amounting to US$17,000 was recognized in the statements of other comprehensive income.

v.	2018 Warrants C

In connection with the completion of the business combination on 19 December 2018, each of DOTA’s 3,011,247 outstanding warrants were converted into the Company’s Warrants at a 1:1 ratio. The Warrants C allows the holder to subscribe for the ordinary shares of the Company at a 1:1 basis at an exercise price of US$11.50. The warrants shall lapse and expire after five years from the closing of the business combination.

As the exercise price and maximum number of ordinary shares from which the 2018 Warrants C are converted into ordinary shares of the Company, the 2018 Warrants C are accounted for as equity instruments.

The fair value at inception amounting to US$599,000 was recognized in the statements of other comprehensive income.